Other equity reserves (Tables)	12 Months Ended
Mar. 31, 2020
Disclosure of reserves within equity [abstract]
Schedule of reserves within equity

	Translation £m	Cash flow hedge £m	Cost of hedging £m	Available- for-sale £m	FVOCI equity £m	FVOCI debt £m	Own credit £m	Capital redemption £m	Merger £m	Total £m
At 1 April 2017	894	103	—	162	—	—	—	19	(5,165)	(3,987)
Exchange adjustments¹	(504)	—	—	—	—	—	—	—	—	(504)
Net gains/(losses) taken to equity²	—	296	—	(30)	—	—	—	—	—	266
Share of net gains of associates taken to equity	—	5	—	—	—	—	—	—	—	5
Transferred from profit or loss²	—	(280)	—	(73)	—	—	—	—	—	(353)
Tax	—	4	—	29	—	—	—	—	—	33
At 31 March 2018 (as previously reported)	390	128	—	88	—	—	—	19	(5,165)	(4,540)
Transfer on transition to IFRS 9	—	(3)	76	(88)	34	46	7	—	—	72
At 1 April 2018 (as restated)	390	125	76	—	34	46	7	19	(5,165)	(4,468)
Exchange adjustments¹	346	—	—	—	—	—	—	—	—	346
Net (losses)/gains taken to equity²	—	(206)	(107)	—	—	2	7	—	—	(304)
Share of net gains of associates taken to equity	—	1	—	—	—	—	—	—	—	1
Transferred to profit or loss²	—	166	41	—	—	—	—	—	—	207
Net losses in respect of cash flow hedging of capital expenditure	—	(13)	—	—	—	—	—	—	—	(13)
Tax	—	6	7	—	—	—	(1)	—	—	12
Cash flow hedges transferred to the statement of financial position, net of tax	—	(18)	—	—	—	—	—	—	—	(18)
At 1 April 2019	736	61	17	—	34	48	13	19	(5,165)	(4,237)
Exchange adjustments¹	550	—	—	—	—	—	—	—	—	550
Net losses taken to equity	—	(142)	(33)	—	(13)	(15)	(3)	—	—	(206)
Share of net losses of associates taken to equity	—	(5)	—	—	—	—	—	—	—	(5)
Transferred to profit or loss	—	14	(45)	—	—	—	—	—	—	(31)
Net losses in respect of cash flow hedging of capital expenditure	—	(17)	—	—	—	—	—	—	—	(17)
Tax	—	29	11	—	4	(2)	—	—	—	42
Cash flow hedges transferred to the statement of financial position, net of tax	—	(15)	—	—	—	—	—	—	—	(15)
At 31 March 2020	1,286	(75)	(50)	—	25	31	10	19	(5,165)	(3,919)

1.
The exchange adjustments recorded in the translation reserve comprise a gain of £545 million (2019: gain of £896 million; 2018: loss of £1,304 million) relating to the translation of foreign operations offset by a gain of £5 million (2019: loss of £550 million; 2018: gain of £800 million) relating to borrowings, cross-currency swaps and foreign exchange forward contracts used to hedge the net investment in non-sterling denominated subsidiaries.

2.
Following a review in the year, we have changed our presentation of spot foreign exchange movements on derivatives designated in cash flow hedges of foreign currency risk and interest rates. This has no net impact on the consolidated statement of comprehensive income. It has resulted in a prior year gross up to £166 million (2018: £277 million) to ‘Net losses taken to equity’ with an equal and offsetting gross up to ‘Transferred to profit or loss’.